INCOME TAXES (Tables)	9 Months Ended
Sep. 30, 2023
Income Tax Disclosure [Abstract]
Summary of Income Tax Expense (Benefit)
The income tax (benefit) expense consisted of:

	Nine Months Ended September 30,
	2023	2022
Over provision of income taxes in prior years:
Hong Kong Profits Tax	$(14)	$—

Income tax (benefit) expense - deferred:
Macau Complementary Tax	(63)	485

Total income tax (benefit) expense	$(77)	$485